Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 15, 2013
Prospectus Date	Jun 17, 2013
WBI Absolute Return Balanced Plus Fund | No Load Shares
Risk/Return:
Trading Symbol	WBPNX
WBI Absolute Return Balanced Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	WBBPX
WBI Absolute Return Dividend Income Fund | No Load Shares
Risk/Return:
Trading Symbol	WBDNX
WBI Absolute Return Dividend Income Fund | Institutional Class
Risk/Return:
Trading Symbol	WBDIX

WBI Absolute Return Balanced Plus Fund
WBI Absolute Return Balanced Plus Fund
Investment Objectives
The Balanced Plus Fund’s investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Plus Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Balanced Plus Fund	No Load Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Balanced Plus Fund		No Load Shares	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)	[1]	0.47%	0.47%
Shareholder Servicing Plan Fees		0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	0.09%	0.09%
Total Annual Fund Operating Expenses		2.21%	1.96%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.12%)	(0.12%)
Net Annual Fund Operating Expenses		2.09%	1.84%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Balanced Plus Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 17, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Balanced Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Balanced Plus Fund (USD $)	1 Year	3 Years
No Load Shares	212	680
Institutional Class	187	604

Portfolio Turnover.
The Balanced Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal market conditions, the Balanced Plus Fund will invest at least 25% (with a target of approximately 40% to 60%) of its net assets in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and at least 25% (with a target of approximately 40% to 50%) of its net assets in domestic and foreign fixed income securities.  Approximately 10% of the Fund’s net assets may be invested in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Balanced Plus Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund may invest up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including exchange-traded funds (“ETFs”).

The risk-managed investment approach used for the Balanced Plus Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Balanced Plus Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market .

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  This discipline is the end result of a process that determines the conditions under which a security held by the Fund will be sold.  The Advisor uses a dynamic trailing stop/loss system (based on a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of the Fund) and goal setting process that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  If a security stays within the range of acceptable prices, the Advisor will continue to hold it in the Fund’s portfolio.  If the security’s price falls below the bottom of the acceptable price range, the Advisor will sell the security.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.

The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Balanced Plus Fund.  The following additional risks could affect the value of your investment:

•	Market Risk – Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Balanced Plus Fund.

•
Management Risk – Your investment in the Balanced Plus Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Balanced Plus Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Balanced Plus Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Balanced Plus Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Balanced Plus Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
New Fund Risk – The Balanced Plus Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Balanced Plus Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Absolute Return Balanced Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Plus Fund’s investment objectives are to seek current income and long-term capital appreciation, while also seeking to protect principal during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Plus Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-17
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Balanced Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Balanced Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Balanced Plus Fund will invest at least 25% (with a target of approximately 40% to 60%) of its net assets in the equity securities of domestic and foreign dividend-paying companies of any size market capitalization which the Advisor believes have the capacity to increase dividends over time, and at least 25% (with a target of approximately 40% to 50%) of its net assets in domestic and foreign fixed income securities.  Approximately 10% of the Fund’s net assets may be invested in non-dividend paying equities and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. Government agency securities, high-yield bonds (also known as “junk bonds”), exchange-traded notes (“ETNs”), mortgage-backed securities and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Balanced Plus Fund may invest without limitation in securities of foreign issuers, and may invest up to 50% of its net assets in the securities of issuers in emerging markets.  The Fund may invest up to 50% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including exchange-traded funds (“ETFs”).

The risk-managed investment approach used for the Balanced Plus Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Balanced Plus Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market .

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  This discipline is the end result of a process that determines the conditions under which a security held by the Fund will be sold.  The Advisor uses a dynamic trailing stop/loss system (based on a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of the Fund) and goal setting process that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  If a security stays within the range of acceptable prices, the Advisor will continue to hold it in the Fund’s portfolio.  If the security’s price falls below the bottom of the acceptable price range, the Advisor will sell the security.  This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.

The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Balanced Plus Fund.  The following additional risks could affect the value of your investment:

•	Market Risk – Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Balanced Plus Fund.

•
Management Risk – Your investment in the Balanced Plus Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Balanced Plus Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Balanced Plus Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying common stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Balanced Plus Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Small and Medium Companies Risk – Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Balanced Plus Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Mortgage-Backed Securities Risk – In addition to the general risks associated with fixed income securities as described, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile.  In particular, the recent events related to the U.S. housing market has had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
New Fund Risk – The Balanced Plus Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Balanced Plus Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Balanced Plus Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Balanced Plus Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-924-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	680
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	604

[1]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Balanced Plus Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 17, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

WBI Absolute Return Dividend Income Fund
WBI Absolute Return Dividend Income Fund
Investment Objectives
The Dividend Income Fund’s investment objectives are to seek long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Income Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees WBI Absolute Return Dividend Income Fund	No Load Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses WBI Absolute Return Dividend Income Fund		No Load Shares	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)	[1]	0.46%	0.46%
Shareholder Servicing Plan Fees		0.40%	0.40%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		2.13%	1.88%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.11%)	(0.11%)
Net Annual Fund Operating Expenses		2.02%	1.77%
[1]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 17, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example WBI Absolute Return Dividend Income Fund (USD $)	1 Year	3 Years
No Load Shares	205	656
Institutional Class	180	580

Portfolio Turnover.
The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal market conditions, the Dividend Income Fund will invest at least 80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic companies.  Up to 20% of the Fund’s net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Income Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs.  Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test.  The Fund may invest in companies of any size market capitalization.

The risk-managed investment approach used for the Dividend Income Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Dividend Income Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  This discipline is the end result of a process that determines the conditions under which a security held by the Fund will be sold.  The Advisor uses a dynamic trailing stop/loss system (based on a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of the Fund) and goal setting process that attempts to control the effects of the volatility of each invested position on the Dividend Income Fund’s value.  If a security stays within the range of acceptable prices, the Advisor will continue to hold it in the Fund’s portfolio.  If the security’s price falls below the bottom of the acceptable price range, the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.

The Dividend Income Fund’s target allocation is 80% dividend-paying equity securities.

The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Dividend Income Fund.  The following additional risks could affect the value of your investment:

•	Market Risk – Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Dividend Income Fund.

•
Management Risk – Your investment in the Dividend Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Income Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Dividend Income Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Dividend Income Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend Income Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
New Fund Risk – The Dividend Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Dividend Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Absolute Return Dividend Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dividend Income Fund’s investment objectives are to seek long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Income Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-17
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Dividend Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Dividend Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Dividend Income Fund will invest at least 80% of its net assets (including any borrowings for investment purpose) in dividend-paying equity securities of foreign and domestic companies.  Up to 20% of the Fund’s net assets may be invested in non-dividend paying equities, domestic and foreign fixed income securities, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and/or in option strategies to enhance the Fund’s returns or to mitigate risk and volatility.  Option strategies used by the Fund for individual securities include writing (selling) covered calls, buying puts, using combinations of calls and puts, and using combinations of calls and combinations of puts.  The Fund may also use options on indices.  The Fund may also invest in cash or cash equivalents as part of the normal operation of its investment process.

The types of equity securities in which the Fund will generally invest include common stocks, preferred stocks, rights, warrants, convertibles and master limited partnerships (businesses organized as partnerships which trade on public exchanges).  The types of fixed income securities in which the Fund will generally invest include corporate debt securities, U.S. Government securities, debt securities of foreign issuers, sovereign fixed income securities, U.S. government agency securities, high-yield bonds (also known as “junk bonds”), ETNs, and variable and floating rate securities.  The Fund expects to invest in fixed income securities of all maturities, from less than one year up to thirty years, depending on the portfolio manager’s assessment of the risks and opportunities along the yield curve.  (The yield curve refers to differences in yield among fixed income assets of varying maturities.)

The Dividend Income Fund may invest without limitation in securities of foreign issuers, and up to 50% of its net assets in the securities of issuers located in emerging markets.  The Fund may invest up to 20% of its net assets in high-yield bonds (also known as “junk bonds”).  Excluding money market funds, which may be used as cash equivalents, the Fund may also invest up to 60% of its net assets in other investment companies, including ETFs.  Investments in other investment companies that invest predominantly in dividend-paying equity securities are considered dividend-paying equity securities for the 80% test.  The Fund may invest in companies of any size market capitalization.

The risk-managed investment approach used for the Dividend Income Fund by the Advisor attempts to provide consistent, attractive returns net of expenses with potentially less volatility and risk to capital than traditional approaches, whatever market conditions may be.  The Fund uses quantitative computer screening of fundamental stock information to evaluate domestic and foreign equity securities in an attempt to find the best value and dividend opportunities worldwide.  Once securities are identified, an overlay of technical analysis confirms timeliness of security purchases using a combination of price regression and momentum factors.  The Fund then adds qualifying securities using available cash within the parameters of the Fund’s target allocations.  This systematic process of identifying, evaluating, and purchasing securities constitutes the Advisor’s buy discipline for the Fund.

The Dividend Income Fund uses a proprietary bond model created by the Advisor to assess the appropriate duration of its fixed income securities exposure.  Fixed income positions may be periodically adjusted to reflect changes in the bond model’s assessment of the risks and opportunities along the yield curve.  A portion of the Fund’s bond exposure may also be invested to pursue perceived opportunities in varying segments of the fixed income securities market.

Once securities are purchased, the Advisor maintains a strict sell discipline that attempts to control the effects of the volatility of each invested position on the Balanced Plus Fund’s value.  This discipline is the end result of a process that determines the conditions under which a security held by the Fund will be sold.  The Advisor uses a dynamic trailing stop/loss system (based on a range of acceptable prices for the security given its volatility, its performance prospects, and the risk profile of the Fund) and goal setting process that attempts to control the effects of the volatility of each invested position on the Dividend Income Fund’s value.  If a security stays within the range of acceptable prices, the Advisor will continue to hold it in the Fund’s portfolio.  If the security’s price falls below the bottom of the acceptable price range, the Advisor will sell the security. This results in a responsive process that actively adjusts the Fund’s allocation by causing it to become more fully invested or by raising cash to protect capital.

The Dividend Income Fund’s target allocation is 80% dividend-paying equity securities.

The Advisor expects that the Fund’s investment strategy will result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Dividend Income Fund.  The following additional risks could affect the value of your investment:

•	Market Risk – Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Dividend Income Fund.

•
Management Risk – Your investment in the Dividend Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis, and determination of portfolio securities.  If the Advisor’s investment strategies, including its stop loss and goal setting process, do not produce the expected results, the value of the Fund would decrease.

•
Equity Market Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer.

•
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Dividend Income Fund’s investments.  Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•
Investment Style Risk – The Dividend Income Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Model Risk - The Fund’s investment process includes the use of proprietary models and analysis methods developed by the Advisor, and data provided by third parties.  Third party data and information used in models and analysis is obtained from sources believed to be reliable, however inaccurate data could adversely affect the effectiveness of the resulting investment implementation on the Fund’s performance.  There can be no assurance that any particular model or investment strategy, including those devised by the Advisor, will be profitable for the Fund, and may result in a loss of principal.

•
Small and Medium Companies Risk - Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
ETF and Mutual Fund Risk – When the Dividend Income Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Master Limited Partnership Risk – Investing in Master Limited Partnerships (“MLPs”) entails risk including fluctuations in energy prices, decreases in supply of or demand for energy commodities and various other risks.

•
Options Risk – Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Fixed Income Securities Risk – Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Dividend Income Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Securities Risk – The fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Exchange-Traded Note Risk – The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
New Fund Risk – The Dividend Income Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Dividend Income Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Dividend Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.wbifunds.com or by calling the Fund toll-free at 1-855-WBI-FUND (1-855-924-3863).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Dividend Income Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-924-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wbifunds.com
No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.40%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.46%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	580

[1]	Other expenses and acquired fund fees and expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[2]	WBI Investments, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 2.00% of average daily net assets for No Load shares and 1.75% of average daily net assets for Institutional shares (the "Expense Caps"). The Expense Caps will remain in effect through at least June 17, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the Expense Caps.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 17, 2013